Long-term debt (Details 4) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 549,241	$ 548,857
Long Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,063,801	2,574,306
Long Term Debt [Member] | One [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	463,351	314,848
Long Term Debt [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	381,288	354,709
Long Term Debt [Member] | Later than two years and not later than three years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	412,839	331,633
Long Term Debt [Member] | Four [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	392,810	319,895
Long Term Debt [Member] | More than five years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,413,513	$ 1,253,221